PRINCIPAL PROTECTION FUNDS
                               SEMI-ANNUAL REPORT


                             IAI MONEY MARKET FUND,
                                IAI RESERVE FUND

                                  JULY 31, 1998
                                   (UNAUDITED)





                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
                     IAI MONEY MARKET FUND, IAI RESERVE FUND


                               SEMI-ANNUAL REPORT
                                  JULY 31, 1998
                                   (UNAUDITED)


               President's Letter............................. 2

               Fund Manager's Reviews

                   IAI MONEY MARKET FUND...................... 4

                   IAI RESERVE FUND........................... 6

               Fund Portfolios

                   IAI MONEY MARKET FUND...................... 8

                   IAI RESERVE FUND.......................... 10

               Notes to Fund Portfolios...................... 13

               Statements of Assets and Liabilities.......... 14

               Statements of Operations...................... 15

               Statements of Changes in Net Assets........... 16

               Financial Highlights

                   IAI MONEY MARKET FUND..................... 18

                   IAI RESERVE FUND.......................... 19

               Notes to Financial Statements................. 20

               IAI Mutual Fund Family........................ 25

               Adviser, Custodian, Legal Counsel,
               Independent Auditors,
               Directors...................... Inside Back Cover

                               PRESIDENT'S LETTER
                     IAI MONEY MARKET FUND, IAI RESERVE FUND


WHAT'S RIGHT WITH THIS MARKET

[PHOTO]
ROY C. GILLSON
PRESIDENT

The stock market has been on a roller coaster of late, and that naturally makes people uneasy. But if you're a long-term investor, then I would argue that there are a lot more good things influencing the market than bad things.

True, U.S. corporate earnings are flattening out, and that's putting a damper on the stock market. When you buy a stock, you're buying a future stream of dividends as well as a stronger company because most of the profits are being reinvested. After double-digit growth during much of the 1990s, profits in 1998 are growing in the low single digits. A major reason why profits are sluggish is the economic and currency turmoil in Asia, which hurts U.S. companies doing business there.

Another reason for sluggish profit growth is the great job that Corporate America has done to become more efficient. After years of cost-cutting, there isn't much cutting left to do. To enhance profits, companies must either boost prices or sell more products and services. But with inflation at virtually zero, it's tough to raise prices. So, profit growth must come through increased unit volume.

And that's where the good news is likely to begin. Even with the dampening effects of Asia, the U.S. economy is still basically healthy, making it possible for U.S. corporations to sell more products and services here at home. True, we're losing business in Asia, because the dollar is so strong compared to their currencies. But what we're losing in Asia, we're gaining in Europe, as that region of the world begins to enjoy U.S.-style prosperity. Europe will look even stronger once the Euro, the Continent's single currency, begins to replace 11 currencies on January 1, 1999.

Asia has helped keep inflation worries away, and that has kept interest rates low. Recently, the 30-year Treasury bond yield reached its lowest level ever, as global investors buy our securities for the greatest safety and liquidity. Partly because of our low inflation environment, worldwide demand for U.S. stocks and bonds continues to be strong.

Even if 1998 turns out to be a mediocre year for stocks, let's not feel too sorry for ourselves. The Dow Jones Industrial Average has more than doubled since 1995 and virtually tripled since the beginning of this decade. Where was the Dow in 1982? 800! Has your house gone up by a factor of ten in fifteen years? Probably not. The point is that markets do not go up in a straight line, and there is bound to be volatility. But if you're an investor for the long term, then you should be able to step back and see the good in this market.

                               PRESIDENT'S LETTER
                     IAI MONEY MARKET FUND, IAI RESERVE FUND


ECONOMIC OUTLOOK

A summary of economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, is presented below.

U.S. economic growth is likely to remain subdued during the remainder of the summer. Final demand should stay persistently strong, but some inventory runoff may reduce the rate of overall GDP expansion. Imports relative to exports will continue to expand, erasing some top-line growth from the U.S. economy. However, the underlying fundamentals are still favorable which means the real growth rate should not dip below 3% on a year-over-year basis.

Current financial market risk comes from high valuations rather than a failing U.S. economy. By almost any traditional measure of value, U.S. stock prices are too high. However, the market has been driven by strong cash flow and positive investor sentiment rather than cheap valuation. Foreign demand for U.S. stocks has been particularly strong. Temporary price declines may reduce over valuation, but a true bear market is unlikely to develop.

For U.S. fixed income markets, the Federal Reserve remains a key player. Policy is unlikely to change in the near-term as they wait to see the full effects of Asia. The Fed can afford to be patient because inflationary expectations are low. A softer economy in the second quarter adds to the Fed's ability to wait. As a result, interest rates should remain low and the yield curve should continue to flatten.

We hope that you read the Portfolio Managers' Reviews which follow this letter. They offer a detailed perspective on the individual funds' performance and strategy. As always, we appreciate your continued trust and confidence in IAI. If there is any way that we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,


/s/ Roy C. Gillson

Roy C. Gillson
President

                              FUND MANAGER'S REVIEW
                              IAI MONEY MARKET FUND


IAI MONEY MARKET FUND

HOW HAS THE FUND PERFORMED?

The Fund earned a return of 2.51% for the six months ended July 31, 1998. This compares favorably with the Lipper Money Market Instrument Fund Average which returned 2.43%.

WERE THERE ANY SIGNIFICANT CHANGES?

There were no major changes during the past six months.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

Short-term interest rates increased slightly during the past quarter. One month commercial paper is now earning annualized returns of about 5.54%.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Near-term trends look favorable for long bonds. U.S. economic growth should moderate this summer in response to slower production, reduced inventory accumulation and rising imports. Soft commodity prices and Asian instability will keep inflation expectations in check. Federal Reserve policy will remain on hold. However, we see risks for the market beyond the summer months. Consumer spending will stay strong, fueled by rising personal income, higher stock prices, ample job opportunities and a record high level of consumer sentiment. Inflation isn't dead. Falling commodity prices are currently masking a rising trend of service-based inflation in such areas as housing rental and medical care. The Fed may need to take action later in the year. The Fund should continue to earn returns similar to those shown above until the Fed is forced to raise rates.

                              FUND MANAGER'S REVIEW
                              IAI MONEY MARKET FUND


AVERAGE ANNUAL RETURNS+
THROUGH 7/31/98

                                                                 Since Inception
                                Six months**  1 Year    5 Year       1/05/93
--------------------------------------------------------------------------------
  IAI MONEY MARKET FUND             2.51%      5.14%     4.64%        4.45%
--------------------------------------------------------------------------------
  Lipper Money Market               2.43%      4.95%     4.51%        4.30%*
   Instrument Fund Average

+    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*    SINCE 1/1/93
**   NOT ANNUALIZED


SECTORS
% OF PORTFOLIO AS OF 7/31/98

[PIE CHART]

Commercial Paper          82%
U.S. Government Agency    18%


EFFECTIVE MATURITY
% OF PORTFOLIO AS OF 7/31/98

[BAR CHART]

MONTHS
------

0-1         100%


NOTE TO PRESIDENT'S LETTER & FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI MONEY MARKET FUND ASSUMES REINVESTMENT OF ALL DIVIDENDS. THE IAI MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE SHARE VALUE OF $1.00 AND HISTORICALLY HAS ALWAYS ACHIEVED THIS OBJECTIVE. BUT, UNLIKE BANK DEPOSITS AND CDS, MONEY MARKET FUNDS ARE NOT GUARANTEED, AND THERE CAN BE NO ASSURANCE THAT A STABLE SHARE VALUE WILL BE MAINTAINED.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.

                              FUND MANAGER'S REVIEW
                                IAI RESERVE FUND


IAI RESERVE FUND

HOW HAS THE FUND PERFORMED?

The Reserve Fund earned a return of 2.32% for the six months ended July 31, 1998, while the Salomon Brothers One Year Treasury Bill Index returned 2.67%.

WERE THERE ANY SIGNIFICANT CHANGES?

There were no major changes during the past six months.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

Short-term interest rates moved slightly lower during the past quarter. Three month Treasury Bill yields end the quarter at slightly under 5% vs. being slightly above 5% at the end of the first quarter.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Near-term trends look favorable for long bonds. U.S. economic growth should moderate this summer in response to slower production, reduced inventory accumulation and rising imports. Soft commodity prices and Asian instability will keep inflation expectations in check. Federal Reserve policy will remain on hold. However, we see risks for the market beyond the summer months. Consumer spending will stay strong, fueled by rising personal income, higher stock prices, ample job opportunities and a record high level of consumer sentiment. Inflation isn't dead. Falling commodity prices are currently masking a rising trend of service-based inflation in such areas as housing rental and medical care. The Fed may need to take action later in the year. The Fund should continue to earn returns similar to those shown above until the Fed is forced to raise rates.

                              FUND MANAGER'S REVIEW
                                IAI RESERVE FUND


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

                                    SALOMON BROTHERS
                                        ONE YEAR
                                      TREASURY BILL
                 IAI RESERVE FUND         INDEX
                 ----------------   ----------------

08/01/88             $10,000             $10,000
01/31/89              10,371              10,316
01/31/90              11,256              11,302
01/31/91              12,222              12,370
01/31/92              13,109              13,373
01/31/93              13,576              14,057
01/31/94              14,044              14,577
01/31/95              14,458              15,051
01/31/96              15,434              16,209
01/31/97              16,076              17,103
01/31/98              16,909              18,177
07/31/98              17,304              18,663


AVERAGE ANNUAL RETURNS+
THROUGH 7/31/98
                                 Six months*    1 Year      5 Years     10 Years
--------------------------------------------------------------------------------
  IAI RESERVE FUND                  2.32%        5.19%       4.63%        5.64%
--------------------------------------------------------------------------------
  Salomon Brothers One Year
     Treasury Bill Index            2.67%        5.70%       5.46%        6.44%

+    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*    NOT ANNUALIZED


SECTORS
% OF PORTFOLIO AS OF 7/31/98

[PIE CHART]

Asset-Backed                                      45%
Commercial Paper                                  15%
U.S. Government & Government Agency Obligations    7%
Corporate                                         30%
Foreign Denominated                                3%


EFFECTIVE MATURITY
% OF PORTFOLIO AS OF 7/31/98

[BAR CHART]

YEARS
-----

0-1         37%
1-3         46%
3-5         16%
5-10         1%


NOTE TO PRESIDENT'S LETTER & FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI RESERVE FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.


CREDIT RATING
% OF PORTFOLIO AS OF 7/31/98

U.S. Government....9%
Aaa...............33%
Aa.................5%
A.................29%
Baa...............19%
Non-Investment
  Grade............5%

                                 FUND PORTFOLIO
                              IAI MONEY MARKET FUND


                                  JULY 31, 1998
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


U.S. GOVERNMENT AGENCY SECURITIES - 18.1%
                                                                                        Principal        Market
                                                         Rate         Maturity           Amount         Value (a)
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 18.1%
Federal Home Loan Mortgage Corporation                   5.46%        08/06/98        $    750,000   $    749,659
Federal Home Loan Mortgage Corporation                   5.46         08/07/98           1,380,000      1,379,162
Federal Home Loan Mortgage Corporation                   5.46         08/14/98             166,000        165,723
Federal Home Loan Mortgage Corporation                   5.46         08/20/98           2,000,000      1,994,844
Federal Home Loan Mortgage Corporation                   5.46         08/24/98             133,000        132,576
Federal National Mortgage Association                    5.46         08/14/98             174,000        173,710
                                                                                                     --------------
                                                                                                        4,595,674
===================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY SECURITIES
(COST: $4,595,674)................................................................................ $    4,595,674
===================================================================================================================


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 13

                                 FUND PORTFOLIO
                              IAI MONEY MARKET FUND


                                  JULY 31, 1998
                                   (UNAUDITED)


COMMERCIAL PAPER - 82.4%
                                                                                        Principal        Market
                                                         Rate         Maturity           Amount        Value (a)
-------------------------------------------------------------------------------------------------------------------
DRUGS - 5.0%
Pfizer (c)                                               5.50%        08/20/98        $  1,275,000   $  1,271,689
-------------------------------------------------------------------------------------------------------------------
FINANCE AND CREDIT - 23.8%
Associates                                               5.66         08/03/98             625,000        625,000
Bell Atlantic Financial Services                         5.52         08/06/98           1,430,000      1,429,342
Ford Motor Credit                                        5.51         08/07/98           1,600,000      1,599,021
IBM Credit                                               5.47         08/04/98             810,000        809,877
Pitney Bowes Credit                                      5.49         08/17/98           1,590,000      1,586,605
                                                                                                     --------------
                                                                                                        6,049,845
-------------------------------------------------------------------------------------------------------------------
FOODS AND FOOD PROCESSING - 11.8%
Coca-Cola                                                5.46         08/19/98           1,450,000      1,446,481
DuPont                                                   5.50         08/17/98           1,545,000      1,541,695
                                                                                                     --------------
                                                                                                        2,988,176
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 6.0%
Xerox                                                    5.50         08/05/98           1,520,000      1,519,536
-------------------------------------------------------------------------------------------------------------------
RETAIL - 17.5%
Proctor & Gamble                                         5.50         08/03/98           1,275,000      1,275,000
Wal-Mart                                                 5.55         08/03/98           1,580,000      1,580,000
Walt Disney                                              5.52         08/10/98           1,590,000      1,588,293
                                                                                                     --------------
                                                                                                        4,443,293
-------------------------------------------------------------------------------------------------------------------
UTILITIES - 18.3%
Duke Power                                               5.47         08/18/98           1,545,000      1,541,479
Emerson Electric                                         5.48         08/25/98           1,500,000      1,494,977
Wisconsin Electric Fuel                                  5.52         08/27/98           1,600,000      1,594,112
                                                                                                     --------------
                                                                                                        4,630,568
===================================================================================================================
TOTAL INVESTMENTS IN COMMERCIAL PAPER
(COST: $20,903,107)............................................................................. $     20,903,107
===================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $25,498,781) (f)......................................................................... $     25,498,781
===================================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - (0.5)%
   ............................................................................................. $       (116,357)
===================================================================================================================
TOTAL NET ASSETS
   ............................................................................................. $     25,382,424
===================================================================================================================


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 13

                                 FUND PORTFOLIO
                                IAI RESERVE FUND


                                  JULY 31, 1998
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


CORPORATE BONDS - 30.1%
                                                                                         Principal       Market
                                                         Rate         Maturity            Amount        Value (a)
-------------------------------------------------------------------------------------------------------------------
FINANCIAL - 16.3%
AT&T Capital (MEDIUM-TERM NOTE)                          6.41%        08/13/99        $  1,500,000   $  1,504,500
GATX Capital (MEDIUM-TERM NOTE)                          6.36         12/16/02             500,000        500,320
Mercantile Bancorp                                       6.80         06/15/01           1,500,000      1,527,045
                                                                                                     --------------
                                                                                                        3,531,865
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 9.2%
Nabisco (c)                                              6.30         08/26/99           1,000,000      1,000,750
Time Warner (c)                                          6.10         12/30/01           1,000,000        994,870
                                                                                                     --------------
                                                                                                        1,995,620
-------------------------------------------------------------------------------------------------------------------
UTILITIES - 4.6%
Niagra Mohawk Power Series A                             6.50         07/01/99           1,000,000        997,560
===================================================================================================================
TOTAL INVESTMENTS IN CORPORATE BONDS
(COST: $6,493,536).................................................................................. $  6,525,045
===================================================================================================================

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 6.9%
                                                                                         Principal       Market
                                                         Rate         Maturity            Amount        Value (a)
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 4.6%
Federal National Mortgage Association                    5.63%        03/15/01        $  1,000,000     $  998,910
-------------------------------------------------------------------------------------------------------------------
U.S. TREASURY INFLATION INDEX NOTE - 2.3%
                                                         3.63         07/15/02             508,230 (d)    503,227
===================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $1,500,507).................................................................................. $  1,502,137
===================================================================================================================


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 13

                                 FUND PORTFOLIO
                                IAI RESERVE FUND


                                  JULY 31, 1998
                                   (UNAUDITED)


ASSET-BACKED SECURITIES - 44.7%
                                                                                        Principal        Market
                                                         Rate         Maturity           Amount         Value (a)
-------------------------------------------------------------------------------------------------------------------
AUTO LOAN RELATED - 20.7%
Arcadia Automobile Receivables Trust 97-C A3             6.25%        11/15/01       $   195,000     $    196,193
First Security Auto Grantor Trust 98-A A                 5.97         04/15/04           879,230          881,156
National Car Rental Financing 96-1 A2                    6.80         04/20/00         1,500,000        1,506,328
Navistar Financial Corporation Owner Trust 96-B A3       6.33         04/21/03           897,895          902,052
Rental Car Finance 97-1 A2                               6.45         08/25/05         1,000,000        1,007,969
                                                                                                     --------------
                                                                                                        4,493,698
-------------------------------------------------------------------------------------------------------------------
CREDIT CARD RELATED - 16.5%
Citibank Credit Card Master Trust I 98-1 A               5.75         01/15/03         1,000,000          996,560
Dayton Hudson Credit Card Master Trust 97-1 A            6.25         08/25/05         1,000,000        1,014,880
Fingerhut Master Trust 98-1 A                            6.07         02/15/05           300,000          302,118
First Chicago Master Trust II 95-N A                     5.82 (e)     12/15/00         1,000,000        1,000,620
Standard Credit Card Master Trust 93-2 A                 5.95         10/07/04           280,000          279,037
                                                                                                     --------------
                                                                                                        3,593,215
-------------------------------------------------------------------------------------------------------------------
HOME EQUITY LOANS - 7.5%
Contimortgage Home Equity Loan Trust 97-3 A5             7.01         08/15/13         1,000,000        1,013,750
EQCC Home Equity Loan Trust 98-1 A3F                     6.23         12/15/12           100,000          100,000
EQCC Home Equity Loan Trust 98-2 A6F                     6.16         04/15/08           215,000          214,563
Residential Asset Securities 98-KS2 AI3                  6.24         07/25/29           295,000          294,678
                                                                                                     --------------
                                                                                                        1,622,991
===================================================================================================================
TOTAL INVESTMENTS IN ASSET-BACKED SECURITIES
(COST: $9,658,614)                                                                                    $ 9,709,904
===================================================================================================================

FOREIGN DENOMINATED BONDS - 2.3%
                                                                                       Principal        Market
                                                         Rate         Maturity         Amount (b)      Value (a)
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATION - 2.3%
Federal National Mortgage Association Global             7.00%        09/26/00         1,000,000      $   509,016
   (NEW ZEALAND DOLLAR)
===================================================================================================================
TOTAL INVESTMENTS IN FOREIGN DENOMINATED BONDS
(COST: $537,379).................................................................................. $      509,016
===================================================================================================================
TOTAL INVESTMENTS IN LONG-TERM SECURITIES
(COST: $18,190,036)............................................................................... $   18,246,102
===================================================================================================================



              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 13

                                 FUND PORTFOLIO
                                IAI RESERVE FUND

                                  JULY 31, 1998
                                   (UNAUDITED)


COMMERCIAL PAPER - 15.0%
                                                                                         Principal      Market
                                                         Rate         Maturity            Amount       Value (a)
-------------------------------------------------------------------------------------------------------------------
FINANCE AND CREDIT - 10.1%
Associates                                               5.66%        08/03/98       $   1,095,000  $   1,094,656
Ford Motor Credit                                        5.58         08/04/98           1,095,000      1,094,491
                                                                                                     --------------
                                                                                                        2,189,147
-------------------------------------------------------------------------------------------------------------------
RETAIL - 4.9%
Wal-Mart                                                 5.55         08/03/98             290,000        289,910
Walt Disney                                              5.65         08/03/98             765,000        764,760
                                                                                                     --------------
                                                                                                        1,054,670
===================================================================================================================
TOTAL INVESTMENTS IN COMMERCIAL PAPER
(COST: $3,243,817)................................................................................ $    3,243,817
===================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $21,433,853) (f)........................................................................... $   21,489,919
===================================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 1.0%
   ............................................................................................... $      220,269
===================================================================================================================
TOTAL NET ASSETS
   ............................................................................................... $   21,710,188
===================================================================================================================


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 13

                            NOTES TO FUND PORTFOLIOS
                     IAI MONEY MARKET FUND, IAI RESERVE FUND

                                  JULY 31, 1998
                                   (UNAUDITED)

                                       (a)

Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation."

                                       (b)

Foreign security cost and market values are stated in U.S. dollars. Principal amounts are denominated in the foreign currency indicated parenthetically.

                                       (c)

Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A or 4(2) of the Securities Act of 1933. These issues may only be sold to other qualified institutional buyers, and are considered liquid under guidelines established by the Board of Directors.

                                       (d)

Principal amounts of inflation index notes change based on increase or decrease of the consumer price index.

                                       (e)

Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 1998.

                                       (f)

At July 31, 1998, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

                                          IAI MONEY MARKET      IAI RESERVE
                                                FUND                FUND
 ------------------------------------------------------------------------------
 Cost for federal tax purposes            $   25,498,781      $   21,433,853
                                     ==========================================
 Gross unrealized appreciation            $           --      $       89,771
 Gross unrealized depreciation                        --             (33,705)
                                     ------------------------------------------
 Net unrealized appreciation              $           --      $       56,066
                                     ==========================================

                      STATEMENTS OF ASSETS AND LIABILITIES
                     IAI MONEY MARKET FUND, IAI RESERVE FUND

                                  JULY 31, 1998
                                   (UNAUDITED)

                                                                                    IAI MONEY                     IAI
                                                                                   MARKET FUND                RESERVE FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at market
   (Cost: $25,498,781 and $21,433,853) (see Fund Portfolios)                            $ 25,498,781               $ 21,489,919
Cash in bank on demand deposit                                                                 4,541                      9,666
Dividends and accrued interest receivable                                                         --                    171,880
Unrealized appreciation on foreign currency contracts held, at value (Note 6)                     --                     11,475
Other assets                                                                                     482                     27,248
                                                                          ---------------------------------------------------------
   TOTAL ASSETS                                                                           25,503,804                 21,710,188
                                                                          ---------------------------------------------------------
LIABILITIES
Dividends payable ($.0045 per share)                                                         121,380                         --
                                                                          ---------------------------------------------------------
   TOTAL LIABILITIES                                                                         121,380                         --
                                                                          ---------------------------------------------------------
   NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                                   $ 25,382,424               $ 21,710,188
                                                                          =========================================================

REPRESENTED BY:
Capital stock                                                                           $    253,965               $     22,096
Additional paid-in capital                                                                25,128,459                 23,806,965
Undistributed net investment income                                                               42                     29,463
Accumulated net realized losses on investments                                                   (42)                (2,215,387)
Unrealized appreciation or depreciation on:
   Investment securities                                                   $       --                  $  56,066
   Other assets & liabilities denominated in foreign currency                      --                     10,985
                                                                                                  --                     67,051
                                                                          -------------               ------------
   TOTAL -- REPRESENTING NET ASSETS APPLICABLE
      TO OUTSTANDING CAPITAL STOCK                                                      $ 25,382,424               $ 21,710,188
                                                                          =========================================================
   Shares of capital stock outstanding; authorized 10 billion
      shares of $.01 par value stock                                                      25,396,544                  2,209,618
                                                                          ---------------------------------------------------------
   NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                               $       1.00               $       9.83
                                                                          =========================================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

                            STATEMENTS OF OPERATIONS
                     IAI MONEY MARKET FUND, IAI RESERVE FUND


                         SIX MONTHS ENDED JULY 31, 1998
                                   (UNAUDITED)

                                                                    IAI MONEY                       IAI
                                                                   MARKET FUND                  RESERVE FUND
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   INCOME
       Interest                                                         $    773,899                   $   930,432
                                                                     ----------------------------------------------
       TOTAL INCOME                                                          773,899                       930,432
                                                                     ----------------------------------------------
   EXPENSES (NOTE 3)
       Management fees                                                        83,510                       131,142
       Compensation of Directors                                               1,900                         2,428
       Interest                                                                2,185                            47
                                                                     ----------------------------------------------
       TOTAL EXPENSES                                                         87,595                       133,617
       Less fees reimbursed by Advisers                                       (1,900)                       (2,428)
                                                                     ----------------------------------------------
       NET EXPENSES                                                           85,695                       131,189
                                                                     ----------------------------------------------
       NET INVESTMENT INCOME                                                 688,204                       799,243
                                                                     ----------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   Net realized gains (losses) on:
       Investment securities                                $      --                   $    9,440
       Futures contracts                                           --                       (8,361)
       Foreign currency transactions                               --                       29,588
                                                           -------------               --------------
                                                                                  --                        30,667
   Net change in unrealized appreciation or depreciation on:
       Investment securities                                $      --                   $ (157,060)
       Futures contracts                                           --                       16,169
       Other assets and liabilities denominated
           in foreign currency                                     --                       21,774
                                                           -------------               --------------
                                                                                  --                      (119,117)
                                                                     ----------------------------------------------
       NET LOSS ON INVESTMENTS                                                    --                       (88,450)
                                                                     ----------------------------------------------
       NET INCREASE IN NET ASSETS RESULTING
          FROM OPERATIONS                                               $    688,204                   $   710,793
                                                                     ================================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

                       STATEMENTS OF CHANGES IN NET ASSETS
                     IAI MONEY MARKET FUND, IAI RESERVE FUND

                                                                      IAI MONEY MARKET FUND                IAI RESERVE FUND

                                                              Six months ended     Year ended     Six months ended     Year ended
                                                                July 31, 1998   January 31, 1998    July 31, 1998   January 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                       (UNAUDITED)                         (UNAUDITED)
    Net investment income                                       $    688,204     $  1,456,327       $    799,243     $  2,759,486
    Net realized gains (losses)                                           --              805             30,667         (470,082)
    Net change in unrealized appreciation or depreciation                 --               --           (119,117)         230,188
                                                              ----------------------------------------------------------------------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        688,204        1,457,132            710,793        2,519,592
                                                              ----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                           (693,584)      (1,465,067)          (819,959)      (2,714,928)
                                                              ----------------------------------------------------------------------
         TOTAL DISTRIBUTIONS                                        (693,584)      (1,465,067)          (819,959)      (2,714,928)
                                                              ----------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Net proceeds from sale of shares                             169,818,002      209,446,323         42,749,413       85,217,706
    Net asset value of shares issued in
         reinvestment of distributions                               658,659        1,303,891            789,673        2,667,968
    Cost of shares redeemed                                     (167,595,565)    (214,375,468)       (57,169,589)    (112,364,111)
                                                              ----------------------------------------------------------------------
         INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
           TRANSACTIONS                                            2,881,096       (3,625,254)       (13,630,503)     (24,478,437)
                                                              ----------------------------------------------------------------------
         TOTAL INCREASE (DECREASE) IN NET ASSETS                   2,875,716       (3,633,189)       (13,739,669)     (24,673,773)

NET ASSETS AT BEGINNING OF PERIOD                                 22,506,708       26,139,897         35,449,857       60,123,630
                                                              ----------------------------------------------------------------------

NET ASSETS AT END OF PERIOD                                     $ 25,382,424     $ 22,506,708       $ 21,710,188     $ 35,449,857
                                                              ======================================================================
    INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:           $         42     $         42       $     29,463     $     50,179
                                                              ======================================================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20


16                                                                            17

                              FINANCIAL HIGHLIGHTS
                              IAI MONEY MARKET FUND


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                               Years ended
                                                               January 31,                Period from      Year ended
                                  Six months ended ---------------------------------   April 1, 1994 to     March 31,
                                    July 31, 1998     1998        1997        1996     January 31, 1995+      1994
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                      (UNAUDITED)
   Beginning of period                $   1.00     $   1.00    $   1.00     $   1.00       $   1.00       $   1.00
                                  -----------------------------------------------------------------------------------

OPERATIONS
   Net investment income                  0.02         0.05        0.05         0.05           0.03           0.03
                                  -----------------------------------------------------------------------------------
     TOTAL FROM OPERATIONS                0.02         0.05        0.05         0.05           0.03           0.03
                                  -----------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                 (0.02)       (0.05)      (0.05)       (0.05)         (0.03)         (0.03)
                                  -----------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                 (0.02)       (0.05)      (0.05)       (0.05)         (0.03)         (0.03)
                                  -----------------------------------------------------------------------------------
NET ASSET VALUE
   End of period                      $   1.00     $   1.00    $   1.00     $   1.00       $   1.00       $   1.00
                                  ===================================================================================

Total investment return*                  2.51%        5.05%       4.89%        5.46%          3.47%          2.88%

Net assets at end of period
   (000's omitted)                    $ 25,382     $ 22,507    $ 26,140     $ 27,395       $ 33,175       $ 29,788


RATIOS
   Expenses to average daily net assets
     (including interest expense)***      0.62%**      0.60%       0.56%        0.50%          0.50%**        0.45%
   Expenses to average daily net assets
     (excluding interest expense)***      0.60%**      0.60%       0.56%        0.50%          0.50%**        0.45%
   Net investment income
     to average daily net assets***       4.97%**      4.93%       4.80%        5.34%          4.12%**        2.73%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**   ANNUALIZED

*** THE FUND'S ADVISER VOLUNTARILY WAIVED $21,950, $76,386, $81,895 AND $147,924 IN EXPENSES FOR THE YEARS ENDED JANUARY 31, 1997 AND 1996, THE PERIOD ENDED JANUARY 31, 1995 AND THE YEAR ENDED MARCH 31, 1994. IF THE FUND HAD BEEN CHARGED FOR THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .63%, .74%, .88% AND .88%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 4.73%, 5.10%, 3.74% AND 2.30%, RESPECTIVELY.

+    REFLECTS FISCAL YEAR-END CHANGE FROM MARCH 31 TO JANUARY 31.

                              FINANCIAL HIGHLIGHTS
                                IAI RESERVE FUND


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                               Years ended
                                                               January 31,                Period from      Year ended
                                  Six months ended ---------------------------------   April 1, 1994 to     March 31,
                                    July 31, 1998     1998        1997        1996     January 31, 1995+      1994
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                      (UNAUDITED)
   Beginning of period                $   9.87     $   9.88    $  10.00     $   9.89       $   9.98       $  10.10
                                  -----------------------------------------------------------------------------------

OPERATIONS
   Net investment income                  0.27         0.52        0.52         0.56           0.40           0.39
   Net realized and
      unrealized gains (losses)          (0.04)       (0.02)      (0.12)        0.09          (0.08)         (0.13)
                                  -----------------------------------------------------------------------------------
      TOTAL FROM OPERATIONS               0.23         0.50        0.40         0.65           0.32           0.26
                                  -----------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                 (0.27)       (0.51)      (0.52)       (0.54)         (0.41)         (0.37)
   Net realized gains                       --           --          --           --             --          (0.01)
                                  -----------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS                (0.27)       (0.51)      (0.52)       (0.54)         (0.41)         (0.38)
                                  -----------------------------------------------------------------------------------

NET ASSET VALUE
   End of period                      $   9.83     $   9.87    $   9.88     $  10.00       $   9.89       $   9.98
                                  ===================================================================================

Total investment return*                  2.32%        5.19%       4.16%        6.76%          3.21%          2.60%
Net assets at end of period
   (000's omitted)                    $ 21,710     $ 35,450    $ 60,124     $ 54,974       $ 77,273       $ 98,813


RATIOS
   Expenses to average daily net assets
      (including interest expense)        0.85%**      0.86%       0.85%        0.85%          0.85%**        0.85%
   Expenses to average daily net assets
      (excluding interest expense)        0.85%**      0.85%       0.85%        0.85%          0.85%**        0.85%
   Net investment income to
      average net assets                  5.18%**      5.14%       5.22%        5.48%          4.77%**        3.95%
   Portfolio turnover rate
      (excluding short-term
      securities)                         81.1%       254.2%      231.0%       261.1%         170.0%         235.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**   ANNUALIZED

+    REFLECTS FISCAL YEAR-END CHANGE FROM MARCH 31 TO JANUARY 31.

                          NOTES TO FINANCIAL STATEMENTS
                     IAI MONEY MARKET FUND, IAI RESERVE FUND


                                  JULY 31, 1998
                                   (UNAUDITED)


[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The IAI Mutual Funds are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies, or series thereof. IAI Reserve Fund (Reserve Fund) is a separate portfolio of IAI Investment Funds V, Inc. IAI Money Market Fund (Money Market Fund) is a separate portfolio of IAI Investment Funds VI, Inc. The Funds' objectives are to provide shareholders with a high level of current income consistent with the preservation of capital and liquidity. This report covers only the Reserve Fund and Money Market Fund (the Funds).

Significant accounting policies followed by the Funds are summarized below:

SECURITY VALUATION

Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Such securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities in Money Market Fund are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

REPURCHASE AGREEMENTS

Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral, including accrued interest, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization of the collateral may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Delivery and payment for securities which have been purchased by the Reserve Fund on a forward commitment or when-issued basis may occur a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments.

FUTURES CONTRACTS

In order to increase exposure to and hedge against changes in the market, Reserve Fund may buy and sell futures contracts. The risks of entering into futures contracts include the possibility that changes in the value of these contracts may not correlate with changes in the value of the underlying securities.

Futures contracts are valued at the settlement price of the exchange on which they are traded. Upon entering into a futures contract, Reserve Fund is required to deposit either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains and losses. The variation margin is paid or received in cash daily by Reserve Fund. Reserve Fund realizes a gain or loss when the contract is closed or expires.

                          NOTES TO FINANCIAL STATEMENTS
                     IAI MONEY MARKET FUND, IAI RESERVE FUND


                                  JULY 31, 1998
                                   (UNAUDITED)


[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Reserve Fund may invest in foreign securities. The market value of securities and other assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the closing rate of exchange. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date and are recorded in realized and unrealized appreciation or depreciation on foreign currency transactions. Exchange gains and losses may also be realized between the trade and settlement dates on security and foreign currency contract transactions.

Reserve Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reserve Fund may enter into foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by Reserve Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. Reserve Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

FEDERAL TAXES

Since it is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all their taxable income to shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Funds are required to distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

For federal income tax purposes, Reserve Fund had a capital loss carryover of approximately $2,262,000 at January 31, 1998, which, if not offset by subsequent capital gains, will expire in 2002 through 2006. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover is offset or expires.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Funds record security transactions on trade date, the date the securities are purchased or sold. Interest income is accrued daily. Reserve Fund amortizes discount purchased on long-term bonds using the level yield method of amortization. For Money Market Fund, discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to Reserve Fund shareholders are recorded on the ex-dividend date. Distributions from net investment income are paid monthly. For Money Market Fund, distributions from net investment income are declared daily and paid on the first business day of the following month. Capital gains for the Funds, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

                          NOTES TO FINANCIAL STATEMENTS
                     IAI MONEY MARKET FUND, IAI RESERVE FUND


                                  JULY 31, 1998
                                   (UNAUDITED)


[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

[2] COMMITMENTS AND CONTINGENCIES

For purposes of obtaining certain types of insurance coverage for the Funds and their officers and directors, the Funds are policyholders in an industry-sponsored mutual insurance company (the Company). The Funds are committed to make capital contributions, if requested by the Company.

Money Market Fund and Reserve Fund have available lines of credit of $3,301,000 and $5,265,000, respectively, with a bank at the prime interest rate. To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. There were no borrowings outstanding at July 31, 1998.

[3] FEES AND EXPENSES

Under terms of each Funds' Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of each Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for each Fund paying an all inclusive management fee (unified fee) to Advisers. For Money Market Fund this fee is equal to an annual rate of 0.60% declining to 0.50% of average daily net assets. For Reserve Fund this fee is equal to an annual rate of 0.85% of average daily net assets. This fee is paid monthly. The Management Agreements further provide that Advisers will reimburse the Funds for the fees and expenses it pays to Directors who are not "interested persons" of the Funds or reduce its fee by an equivalent amount.

                          NOTES TO FINANCIAL STATEMENTS
                     IAI MONEY MARKET FUND, IAI RESERVE FUND


                                  JULY 31, 1998
                                   (UNAUDITED)


[4] CAPITAL STOCK

The Funds each have authorized 10 billion shares of $.01 par value stock. Transactions in shares of capital stock during the periods ended July 31, 1998, and January 31, 1998, were as follows:

                                                  IAI MONEY MARKET FUND                 IAI RESERVE FUND
----------------------------------------------------------------------------------------------------------------
                                             Six months ended    Year ended      Six months ended    Year ended
                                                  July 31,       January 31,         July 31,        January 31,
                                                   1998             1998               1998             1998
----------------------------------------------------------------------------------------------------------------
 SOLD                                           169,818,002      209,446,323        4,343,319         8,638,509
 ISSUED FOR REINVESTED DISTRIBUTIONS                658,659        1,303,891           80,419           271,273
 REDEEMED                                      (167,595,565)    (214,375,468)      (5,806,314)      (11,399,912)
                                            -------------------------------------------------------------------
 INCREASE (DECREASE) IN SHARES OUTSTANDING        2,881,096       (3,625,254)      (1,382,576)       (2,490,130)
                                            =====================================================================

                          NOTES TO FINANCIAL STATEMENTS
                     IAI MONEY MARKET FUND, IAI RESERVE FUND


                                  JULY 31, 1998
                                   (UNAUDITED)


[5] PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 1998, purchases of securities and sales proceeds for the Funds were as follows:

                                                      Purchases         Sales
--------------------------------------------------------------------------------
 IAI MONEY MARKET FUND                               $854,987,289   $852,591,055
 IAI RESERVE FUND (EXCLUDES SHORT-TERM SECURITIES)   $ 18,569,046   $ 19,515,375

[6] FOREIGN CURRENCY EXCHANGE CONTRACTS

At July 31, 1998, the Reserve Fund had entered into a foreign currency exchange contract. The unrealized appreciation on that contract at July 31, 1998, is included in unrealized appreciation or depreciation on other assets and liabilities denominated in foreign currency. The terms of the open contract is as follows:

                                                                     Unrealized
Exchange Date   Currency to be Delivered   Currency to be Received  Appreciation
-------------------------------------------------------------------------------
  08/06/98     970,000 New Zealand Dollars  508,280 U.S. Dollars     $  11,475
================================================================================

[7] SUBSEQUENT EVENT

On May 13, 1998, the Board of Directors approved a plan to liquidate the Reserve Fund. It is anticipated that the shareholders will vote on this proposal in the Fall of 1998.

                             IAI MUTUAL FUND FAMILY


TO DIVERSIFY YOUR PORTFOLIO, PLEASE CONSIDER ALL OF THE MUTUAL FUNDS IN OUR FUND FAMILY


------------------------------------------------------------------------------------------------------------------------------------
                                                        SECONDARY
IAI FUND                      PRIMARY OBJECTIVE         OBJECTIVE               PORTFOLIO COMPOSITION
 ....................................................................................................................................
IAI INTERNATIONAL FUND        Capital Appreciation      Income                  Equity securities of non-U.S. companies
------------------------------------------------------------------------------------------------------------------------------------

IAI EMERGING GROWTH FUND      Capital Appreciation      --                      Common stocks of small- to medium-sized emerging
                                                                                growth companies
------------------------------------------------------------------------------------------------------------------------------------

IAI CAPITAL                   Capital Appreciation      --                      Common stocks of small- to medium-sized growth
APPRECIATION FUND                                                               companies
------------------------------------------------------------------------------------------------------------------------------------

IAI MIDCAP GROWTH FUND        Capital Appreciation      --                      Common stocks of medium-sized growth companies

------------------------------------------------------------------------------------------------------------------------------------

IAI REGIONAL FUND             Capital Appreciation      --                      Common stocks of Upper Midwest companies

------------------------------------------------------------------------------------------------------------------------------------

IAI GROWTH FUND               Capital Appreciation      --                      Common stocks with potential for above-average
                                                                                growth and appreciation
------------------------------------------------------------------------------------------------------------------------------------

IAI VALUE FUND                Capital Appreciation      --                      Common stocks which are considered to be undervalued

------------------------------------------------------------------------------------------------------------------------------------

IAI GROWTH AND INCOME FUND    Capital Appreciation      Income                  Common stocks with potential for long-term
                                                                                appreciation, and common stocks that are expected to
                                                                                produce income
------------------------------------------------------------------------------------------------------------------------------------

IAI BALANCED FUND             Total Return              Income                  Common stocks, investment-grade bonds and
                              [CAPITAL APPRECIATION                             short-term instruments
                               + INCOME]
------------------------------------------------------------------------------------------------------------------------------------

IAI BOND FUND                 Income                    Capital Preservation    Investment-grade bonds

------------------------------------------------------------------------------------------------------------------------------------

IAI MONEY MARKET FUND         Stability/Liquidity       Income                  The portfolio's average dollar-weighted maturity is
                                                                                less than 90 days, investing in high quality, money
                                                                                market securities
------------------------------------------------------------------------------------------------------------------------------------


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


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

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


                               INVESTMENT ADVISER
                                   AND MANAGER
                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                                  612.376.2700
                             http://www.iaifunds.com

                                    CUSTODIAN
                          Norwest Bank Minnesota, N.A.
                               Sixth and Marquette
                              Minneapolis, MN 55479

                                  LEGAL COUNSEL
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402

                              INDEPENDENT AUDITORS
                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402

                                    DIRECTORS
                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers

                                   [LOGO] IAI
                                  MUTUAL FUNDS


         P.O. BOX 357, MINNEAPOLIS, MINNESOTA 55440 USA FAX 612.376.2737

                                  800.945.3863
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